OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 437	$ 760
Lease liabilities	875	889
Derivative liability	272	413
Provisions	105	78
Loans and notes payable	0	18
Deferred revenue	14	4
Total other non-current liabilities	1,703	2,162
Interest expense on lease liabilities	$ 58	$ 57